Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000205922 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000205922 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205922 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205922 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205922 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | Vmed O2 U.K. Financing I
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205922 | CyrusOne Data Centers Issuer I
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205922 | Neptune Bidco U.S.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205922 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205922 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205922 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205922 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205922 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205922 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000205922 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000205922 | Default
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205922 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000205922 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205922 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205923 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000205923 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205923 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205923 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205923 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | Vmed O2 U.K. Financing I
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205923 | CyrusOne Data Centers Issuer I
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205923 | Neptune Bidco U.S.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205923 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205923 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205923 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205923 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205923 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205923 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000205923 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000205923 | Default
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205923 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000205923 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205923 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244818 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244818 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244818 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244818 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244818 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | Vmed O2 U.K. Financing I
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244818 | CyrusOne Data Centers Issuer I
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244818 | Neptune Bidco U.S.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244818 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244818 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244818 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244818 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244818 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244818 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244818 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000244818 | Default
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244818 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244818 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244818 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.60%